Property, Plant and Equipment, Net - Additional Information (Detail) $ in Millions, $ in Millions				12 Months Ended
	Sep. 20, 2021 CAD ($)	Mar. 29, 2019 CAD ($)	Nov. 30, 2018 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2022 USD ($)	Sep. 20, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 29, 2019 USD ($)	Nov. 30, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment				$ 87.0		$ 87.2		$ 128.1
Current inventories				480.0		415.3
Government grants in respect of property plant and equipment value					$ 4.2		$ 9.8
Purchase of property plant and equipment				166.2	172.1	71.7	81.5	113.3
Disposal of property plant and equipment				0.6		1.9
Gain loss on disposal of property plant and equipment				0.3		1.7
Acquisitions of property plant and equipment				167.9		71.7
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Date Of Reimbursement	Mar. 03, 2021
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Date Of Reimbursement	Mar. 31, 2025
Strategic Innovation Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Government Loan Contribution To Be Repaid		50.00%
Repayments Of Borrowings		$ 15.0
Borrowings Maximum Borrowing Capacity	$ 200.0
Government Funding Agreements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction												$ 30.0	$ 120.0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments for construction in progress					$ 46.9		$ 0.0
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment				87.7		86.0		120.2
Current inventories				7.9		5.6		6.5
Disposal of property plant and equipment				(0.3)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment				0.0		0.0
Disposal of property plant and equipment				0.0
CANADA
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings		$ 30.0
Government Loans And Grants Recovery Applied And Received				60.0
CANADA | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Application Date		Nov. 01, 2018	Oct. 01, 2014
CANADA | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Application Date		Nov. 30, 2018	Nov. 30, 2018
CANADA | Advanced Manufacturing Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings			$ 60.0
CANADA | Electric Arc Furnace [Member] | Canada Infrastructure Bank Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings										$ 200.0
CANADA | Electric Arc Furnace [Member] | Strategic Innovation Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings										220.0
CANADA | Government Funding Agreements [Member] | Electric Arc Furnace [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings										$ 420.0
CANADA | AlgomaSteelInc [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Application Date		Dec. 01, 2018	Dec. 01, 2018
CANADA | AlgomaSteelInc [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Application Date		May 01, 2021	Mar. 31, 2021
ONT | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Application Date			Apr. 01, 2017
ONT | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Application Date			Nov. 30, 2018
ONT | AlgomaSteelInc [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Application Date			Dec. 01, 2018
ONT | AlgomaSteelInc [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Goverment Grants And Loan Claims Application Date			Nov. 30, 2024
Federal AMF Loan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value				0.0		3.9
Liabilities arising from financing activities				43.4		39.7
Ministry Of Energy Loan [Member] | ONT
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value				0.0				$ 0.3
Borrowings			$ 60.0
Government Loans And Grants Recovery Applied And Received				60.0
MinistryOfIndustryLoan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value				1.1		0.0
Government Loans And Grants Recovery Applied And Received				2.2
GovernmentalLoanClaimsReceivable						0.0
MinistryOfIndustryLoan [Member] | Strategic Innovation Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value				0.0		3.9
GovernmentalLoanClaimsReceivable				3.0
Reimbursements of Government Loans applied				15.0
Canada Infrastructure Bank Funding [Member] | Canada Infrastructure Bank Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings				0.0
Borrowings Maximum Borrowing Capacity	$ 220.0
Governmental Loan Benenfit Recognized Immediately [Member] | Federal AMF Loan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Liabilities arising from financing activities				(26.5)		(26.5)			$ 26.5		$ 26.5
Governmental Loan Benenfit Recognized Immediately [Member] | Ministry Of Energy Loan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Liabilities arising from financing activities				26.4		26.4
Governmental Loan Benenfit Recognized Immediately [Member] | MinistryOfIndustryLoan [Member] | Strategic Innovation Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Liabilities arising from financing activities				$ 22.8		$ 22.8